Interest-bearing loans and borrowings1 (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-bearing loans and borrowings

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Working capital term loan (secured)	5,525	4,480	59
Acceptances (secured)	2,169	4,605	61
Buyer's / supplier's credit (secured)	2,949	5,400	71
Total #	10,643	14,485	191